FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 0	$ 0	$ 0
Foreign currency translation adjustment	(9,022,611)	(545,498)	(8,130,208)
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	7,501,930	7,378,683
Additions during the year	0	1,000,000
Net unrealized gain (loss)	600,957	(876,753)
Assets, Fair value measurements	$ 8,102,887	$ 7,501,930	$ 7,378,683